Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues
E-commerce	$ 5,252	$ 4,912	$ 29,328	$ 6,290	$ 130,180	$ 20,405
Transaction verification services	139,123			175,753		17,809
Total revenues	144,375	$ 4,912	$ 29,328	182,043	$ 130,180	38,214
Power and mining expenses	(60,342)			(77,285)	(113,894)
Cost of goods sold						(6,746)
Gross profit	84,033	$ 4,912	$ 29,328	104,758	16,286	31,468
Operating expenses:
Marketing	3,461	45,559	8,206	4,039	63,456	94,820
General and Administrative	$ 2,047,140	$ 2,622,930	2,089	3,654,087	$ 4,177,151	14,220,905
Change in fair value of digital currencies			$ 1,908			132,916
Impairment loss				254,433		544,800
Total operating expenses	$ 2,050,601	$ 2,668,489	$ 12,203	3,912,559	$ 4,240,607	14,993,441
Net loss from operations	(1,966,568)	(2,663,577)	$ 17,125	(3,807,801)	(4,224,321)	(14,961,973)
Other income (expenses):
Fair value adjustments for warrant liabilities	$ 1,250,572	$ 95,957		323,952	$ 204,957	204,957
Inducement expense				(58,380)
Interest expenses	$ (2,283)			(5,782)
Fair value change on issuance of Units	(531,311)			(1,050,911)
Other expenses	(256)			(470)
Total other (expenses) income	716,722	$ 95,957		(791,591)	$ 204,957	204,957
Net loss	$ (1,249,846)	$ (2,567,620)	$ 17,125	$ (4,599,392)	$ (4,019,364)	$ (14,757,016)
Net loss per share, basic and diluted	$ (0.01)	$ (0.02)	$ 0.00	$ (0.03)	$ (0.03)	$ (0.11)
Weighted average number of shares outstanding
Basic and diluted	167,874,601	137,582,162	100,773,923	162,971,575	124,520,425	136,068,793